Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Floating Rate High Income Fund

For the period ended March 31, 2023

Schedule of Investments (unaudited)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 121.63%

ASSET-BACKED SECURITIES 0.95%

Automobiles
CAL Receivables LLC 2022-1 B (cost $96,988)	8.908% (1 Mo. SOFR + 4.35%)	#	10/15/2026	$100,000	$96,703

CONVERTIBLE BONDS 0.52%

Airlines
JetBlue Airways Corp. (cost $56,447)	0.50%		4/1/2026	69,000	53,268

CORPORATE BONDS 7.35%

Banks 0.38%
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	57,000	39,415

Building Materials 0.58%
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030	69,000	59,435

Diversified Financial Services 3.06%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027	69,000	70,097
Armor Holdco, Inc.†	8.50%		11/15/2029	69,000	56,248
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	69,000	61,768
Global Aircraft Leasing Co. Ltd. (Jersey)(a)	6.50%		9/15/2024	138,000	124,222
Total					312,335

Food 0.66%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	69,000	67,346

Machinery-Diversified 0.57%
SPX FLOW, Inc.†	8.75%		4/1/2030	67,000	57,896

Oil & Gas 2.10%
Berry Petroleum Co. LLC†	7.00%		2/15/2026	69,000	64,798
Crescent Energy Finance LLC†	7.25%		5/1/2026	69,000	64,924
Crescent Energy Finance LLC†	9.25%		2/15/2028	28,000	26,873
Vital Energy, Inc.†	7.75%		7/31/2029	69,000	57,619
Total					214,214
Total Corporate Bonds (cost $752,714)					750,641

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(b) 112.81%

Aerospace 5.65%
Air Canada 2021 Term Loan B (Canada)(a)	8.369% (3 Mo. LIBOR + 3.50%)		8/11/2028	$138,000	$137,957
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	9.909% (3 Mo. LIBOR + 4.75%)		6/23/2028	103,000	98,559
Bleriot US Bidco Inc. 2021 Term Loan B	9.159% (3 Mo. LIBOR + 4.00%)		10/31/2026	68,824	68,954
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	8.407% (1 Mo. Term SOFR + 3.50%)		4/6/2026	48,127	47,154
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	8.407% (1 Mo. Term SOFR + 3.50%)		4/6/2026	89,516	87,706
United Airlines, Inc. 2021 Term Loan B	8.568% (3 Mo. LIBOR + 3.75%)		4/21/2028	138,000	137,327
Total					577,657

Aerospace/Defense 0.67%
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.34% (1 Mo. LIBOR + 3.50%)		12/6/2028	68,826	68,587

Airlines 0.65%
Kestrel Bidco Inc. Term Loan B (Canada)(a)	–	(c)	12/11/2026	69,000	66,308

Automotive 0.63%
DexKo Global Inc. 2021 USD Term Loan B	8.909% (3 Mo. LIBOR + 3.75%)		10/4/2028	68,826	64,654

Building & Construction 0.67%
Legence Holdings LLC 2021 Term Loan	–	(c)	12/16/2027	69,000	68,051

Building Materials 1.85%
ACProducts, Inc. 2021 Term Loan B	9.409% (3 Mo. LIBOR + 4.25%)		5/17/2028	68,825	55,017
Jeld-Wen Inc. 2021 Term Loan B	–	(c)	7/28/2028	138,000	134,377
Total					189,394

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Chemicals 1.94%
Hexion Holdings Corporation 2022 USD Term Loan	–	(c)	3/15/2029		$68,827	$61,965
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	9.157% (1 Mo. Term SOFR + 4.25%)		10/15/2028		69,000	67,793
Starfruit Finco B.V 2023 Term Loan	–	(c)	4/3/2028		68,906	68,820
Total						198,578

Commercial Services 0.44%
Mavis Tire Express Services Corp. 2021 Term Loan B	–	(c)	5/4/2028		46,246	45,458

Cosmetics/Personal Care 0.67%
Sunshine Luxembourg VII SARL 2021 Term Loan B3 (Luxembourg)(a)	–	(c)	10/1/2026		68,824	68,271

Diversified Capital Goods 0.96%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(d)	6.448% (3 Mo. EURIBOR + 3.75%)		3/16/2029	EUR	95,078	98,320

Diversified Financial Services 2.64%
Castlelake Aviation Limited 2023 Incremental Term Loan B	7.783% (3 Mo. Term SOFR + 2.75%)		10/22/2027		$137,655	135,956
Minotaur Acquisition, Inc. Term Loan B	–	(c)	3/27/2026		137,000	133,527
Total						269,483

Electric: Generation 0.66%
EFS Cogen Holdings I LLC 2020 Term Loan B	8.66% (3 Mo. LIBOR + 3.50%)		10/1/2027		69,000	67,378

Electronics 0.67%
Roper Industrial Products Investment Company LLC USD Term Loan	9.398% (3 Mo. Term SOFR + 4.50%)		11/22/2029		69,000	68,581

Financial 8.34%
Acrisure, LLC 2021 First Lien Term Loan B	9.09% (1 Mo. LIBOR + 4.25%)		2/15/2027		138,000	135,585
AqGen Island Holdings, Inc. Term Loan	8.375% (3 Mo. LIBOR + 3.50%)		8/2/2028		69,000	67,189
AssuredPartners, Inc. 2020 Term Loan B	8.34% (1 Mo. LIBOR + 3.50%)		2/12/2027		68,822	68,280

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial (continued)
Asurion LLC 2021 Second Lien Term Loan B4	10.09% (1 Mo. LIBOR + 5.25%)		1/20/2029	$69,000	$57,305
Hudson River Trading LLC 2021 Term Loan	–	(c)	3/20/2028	69,000	64,687
Jane Street Group, LLC 2021 Term Loan	7.59% (1 Mo. LIBOR + 2.75%)		1/26/2028	138,000	136,068
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.09% (1 Mo. LIBOR + 6.25%)		11/5/2029	69,000	61,669
NEXUS Buyer LLC Term Loan B	8.59% (1 Mo. LIBOR + 3.75%)		11/9/2026	69,000	62,962
OneDigital Borrower LLC 2021 Term Loan	–	(c)	11/16/2027	68,826	66,417
VFH Parent LLC 2022 Term Loan B	–	(c)	1/13/2029	136,620	132,159
Total					852,321

Gaming/Leisure 3.15%
Fertitta Entertainment, LLC 2022 Term Loan B	–	(c)	1/27/2029	103,738	102,371
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(a)	–	(c)	11/12/2026	8,110	8,004
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(a)	–	(c)	11/12/2026	56,890	56,143
Scientific Games Holdings LP 2022 USD Term Loan B	8.103% (3 Mo. Term SOFR + 3.50%)		4/4/2029	99,749	98,526
United FP Holdings, LLC 2019 1st Lien Term Loan	9.159% (3 Mo. LIBOR + 4.00%)		12/30/2026	68,823	56,606
Total					321,650

Health Care Services 0.65%
ADMI Corp. 2018 Term Loan B	–	(c)	4/30/2025	69,000	66,527

Healthcare 17.21%
Athenahealth Group, Inc. 2022 Delayed Draw Term loan	3.50%		2/15/2029	7,532	7,071
Athenahealth Group, Inc. 2022 Term Loan B	8.259% (1 Mo. Term SOFR + 3.50%)		2/15/2029	61,468	57,703
CCRR Parent, Inc Term Loan B	8.60% (1 Mo. LIBOR + 3.75%)		3/6/2028	103,000	99,781
CNT Holdings I Corp 2020 Term Loan	8.125% (3 Mo. Term SOFR + 3.50%)		11/8/2027	69,000	68,034
Covetrus, Inc. Term Loan	9.898% (3 Mo. Term SOFR + 5.00%)		10/13/2029	103,000	97,592

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.34% (1 Mo. LIBOR + 4.50%)		2/4/2027	$137,000	$129,637
Heartland Dental, LLC 2021 Incremental Term Loan	8.84% (1 Mo. LIBOR + 4.00%)		4/30/2025	141,000	133,010
Hunter Holdco 3 Limited USD Term Loan B (United Kingdom)(a)	9.409% (3 Mo. LIBOR + 4.25%)		8/19/2028	69,000	67,879
Insulet Corporation Term Loan B	–	(c)	5/4/2028	69,000	68,989
LSCS Holdings, Inc. 2021 1st Lien Term Loan	–	(c)	12/16/2028	103,000	99,309
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.24% (3 Mo. Term SOFR + 3.25%)		11/1/2028	69,000	67,232
Medline Borrower, LP USD Term Loan B	8.09% (1 Mo. LIBOR + 3.25%)		10/23/2028	138,000	134,734
Navicure, Inc. 2019 Term Loan B	8.84% (1 Mo. LIBOR + 4.00%)		10/22/2026	69,000	68,882
Organon & Co USD Term Loan	8.00% (3 Mo. LIBOR + 3.00%)		6/2/2028	125,645	125,750
Parexel International Corporation 2021 1st Lien Term Loan	8.09% (1 Mo. LIBOR + 3.25%)		11/15/2028	138,000	136,646
PetVet Care Centers, LLC 2021 Term Loan B3	8.34% (1 Mo. LIBOR + 3.50%)		2/14/2025	69,000	66,792
Physician Partners LLC Term Loan	–	(c)	12/23/2028	137,652	129,651
Southern Veterinary Partners, LLC Term Loan	8.84% (1 Mo. LIBOR + 4.00%)		10/5/2027	103,000	99,524
Summit Behavioral Healthcare LLC 1st Lien Term Loan	9.885% (3 Mo. Term SOFR + 4.75%)		11/24/2028	103,000	99,781
Total					1,757,997

Housing 5.09%
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.934% (1 Mo. LIBOR + 3.25%)		4/12/2028	103,000	91,232
Foundation Building Materials Holding Company LLC 2021 Term Loan	8.075% (3 Mo. LIBOR + 3.25%)		1/31/2028	69,000	67,225

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Housing (continued)
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	–	(c)	12/22/2028	$69,000	$65,367
LBM Acquisition LLC Term Loan B	8.59% (6 Mo. LIBOR + 3.75%)		12/17/2027	69,000	65,216
Solis IV BV USD Term Loan B1 (Netherlands)(a)	8.373% (3 Mo. Term SOFR + 3.50%)		2/26/2029	69,000	62,297
SRS Distribution Inc. 2021 Term Loan B	8.34% (1 Mo. LIBOR + 3.50%)		6/2/2028	68,825	66,640
White Cap Buyer LLC Term Loan B	8.557% (1 Mo. Term SOFR + 3.75%)		10/19/2027	102,826	101,935
Total					519,912

Information Technology 13.99%
Altar Bidco, Inc. 2021 Term Loan	–	(c)	2/1/2029	103,000	98,333
AP Core Holdings II, LLC High-Yield Term Loan B2	10.34% (1 Mo. LIBOR + 5.50%)		9/1/2027	69,000	67,333
Apttus Corporation 2021 Term Loan	9.075% (3 Mo. LIBOR + 4.25%)		5/8/2028	68,825	66,990
Ascend Learning, LLC 2021 Term Loan	8.407% (1 Mo. Term SOFR + 3.50%)		12/11/2028	69,000	63,874
Banff Merger Sub Inc 2021 USD Term Loan	–	(c)	10/2/2025	69,000	68,245
Cloud Software Group, Inc. 2022 USD Term Loan	–	(c)	3/30/2029	103,000	93,988
Cloudera, Inc. 2021 Term Loan	8.657% (1 Mo. LIBOR + 3.75%)		10/8/2028	103,000	98,622
ConnectWise, LLC 2021 Term Loan B	8.34% (1 Mo. LIBOR + 3.50%)		9/29/2028	69,000	66,844
Ensono, LP 2021 Term Loan	8.909% (3 Mo. LIBOR + 3.75%)		5/26/2028	103,000	94,916
MH Sub I, LLC 2020 Incremental Term Loan	–	(c)	9/13/2024	69,000	67,997
Open Text Corporation 2022 Term Loan B (Canada)(a)	–	(c)	1/31/2030	69,000	68,907
Perforce Software, Inc. 2020 Term Loan B	8.59% (1 Mo. LIBOR + 3.75%)		7/1/2026	103,000	96,119
Project Boost Purchaser, LLC 2019 Term Loan B	8.34% (1 Mo. LIBOR + 3.50%)		6/1/2026	69,000	68,159
Proofpoint, Inc. 1st Lien Term Loan	8.09% (1 Mo. LIBOR + 3.25%)		8/31/2028	107,000	104,830
RealPage, Inc 1st Lien Term Loan	7.84% (1 Mo. LIBOR + 3.00%)		4/24/2028	138,000	134,182

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Surf Holdings, LLC USD Term Loan	8.508% (3 Mo. LIBOR + 3.50%)		3/5/2027	$69,000	$68,483
Ultimate Software Group Inc (The) Term Loan B	8.575% (3 Mo. LIBOR + 3.75%)		5/4/2026	103,000	101,533
Total					1,429,355

Insurance 0.57%
Amynta Agency Borrower Inc. 2023 Term Loan B	9.99% (3 Mo. Term SOFR + 5.00%)		2/28/2028	60,375	58,186

Internet 1.03%
Uber Technologies, Inc. 2023 Term Loan B	7.656% (3 Mo. Term SOFR + 2.75%)		2/28/2030	105,062	104,972

Leisure Time 1.01%
Topgolf Callaway Brands Corp. Term Loan B	–	(c)	3/16/2030	103,333	102,857

Machinery 0.66%
Vertical US Newco Inc Term Loan B	8.602% (6 Mo. LIBOR + 3.50%)		7/30/2027	69,000	67,406

Machinery: Diversified 0.64%
Chart Industries, Inc. 2023 Term Loan B	–	(c)	12/8/2029	65,000	64,919

Manufacturing 8.86%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(c)	12/20/2029	103,000	95,661
Chamberlain Group Inc Term Loan B	8.09% (1 Mo. LIBOR + 3.25%)		11/3/2028	102,740	98,938
DirecTV Financing, LLC Term Loan	9.84% (1 Mo. LIBOR + 5.00%)		8/2/2027	69,000	66,562
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	8.659% (3 Mo. LIBOR + 3.50%)		5/19/2028	69,000	68,181
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)	9.96% (3 Mo. LIBOR + 4.75%)		8/30/2028	69,000	68,655
Frontier Communications Corp. 2021 1st Lien Term Loan	8.625% (1 Mo. LIBOR + 3.75%)		5/1/2028	69,000	65,722

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
MJH Healthcare Holdings, LLC 2022 Term Loan B	–	(c)	1/28/2029	$69,000	$67,534
Playtika Holding Corp 2021 Term Loan	7.59% (1 Mo. LIBOR + 3.50%)		3/13/2028	68,824	68,468
Pro Mach Group, Inc. 2021 Term Loan B	8.84% (1 Mo. LIBOR + 4.00%)		8/31/2028	69,000	68,770
Tiger Acquisition, LLC 2021 Term Loan	8.157% (1 Mo. Term SOFR + 3.25%)		6/1/2028	68,825	67,105
Titan Acquisition Limited 2018 Term Loan B (Canada)(a)	8.151% (3 Mo. LIBOR + 3.00%)		3/28/2025	106,719	101,495
Univision Communications Inc. 2022 First Lien Term Loan B	9.148% (3 Mo. Term SOFR + 4.25%)		6/24/2029	68,827	68,465
Total					905,556

Metal Fabricate/Hardware 0.65%
Tank Holding Corp. 2022 Term Loan	–	(c)	3/31/2028	69,000	66,499

Metals/Minerals 0.64%
Grinding Media Inc. 2021 Term Loan B	8.701% (1 Mo. LIBOR + 4.00%)		10/12/2028	69,000	65,205

Oil & Gas 1.34%
Par Petroleum, LLC 2023 Term Loan B	–	(c)	2/28/2030	139,000	136,684

Oil & Gas Services 1.32%
Ulterra Drilling Technologies, LP Term Loan B	10.09% (1 Mo. LIBOR + 5.25%)		11/26/2025	137,641	134,659

Personal & Household Products 0.98%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	–	(c)	7/31/2028	103,000	99,717

Pharmaceuticals 2.67%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(a)	8.34% (1 Mo. LIBOR + 3.50%)		5/5/2028	137,612	137,253
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	8.659% (3 Mo. LIBOR + 3.50%)		11/30/2027	138,000	135,191
Total					272,444

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 1.33%
Brazos Delaware II, LLC 2023 Term Loan B	8.484% (3 Mo. Term SOFR + 3.75%)		2/11/2030	$38,500	$37,718
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan	8.063% (1 Mo. Term SOFR + 3.25%)		10/5/2028	99,645	98,113
Total					135,831

Retail 7.21%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(a)	8.064% (3 Mo. LIBOR + 3.25%)		4/28/2028	69,000	68,375
Crocs, Inc. Term Loan B	–	(c)	2/20/2029	69,000	68,880
Evergreen Acqco 1 LP 2021 USD Term Loan	10.66% (3 Mo. Term SOFR + 5.50%)		4/26/2028	103,000	98,880
Flynn Restaurant Group LP 2021 Term Loan B	9.09% (1 Mo. LIBOR + 4.25%)		12/1/2028	136,992	133,430
Miller’s Ale House, Inc. 2018 Term Loan	9.865% - 11.75% (PRIME Rate + 3.75%) (3 Mo. LIBOR + 4.75%)		5/30/2025	138,000	134,837
New Era Cap Co., Inc. 2022 Term Loan B	10.815% (3 Mo. LIBOR + 6.00%)		7/13/2027	98,701	97,714
Petco Health and Wellness Company, Inc. 2021 Term Loan B	–	(c)	3/3/2028	67,554	66,488
PetSmart, Inc. 2021 Term Loan B	8.657% (1 Mo. Term SOFR + 3.75%)		2/11/2028	68,825	68,381
Total					736,985

Service 7.86%
Amentum Government Services Holdings LLC 2022 Term Loan	8.764% - 9.03% (3 Mo. Term SOFR + 4.00%)		2/15/2029	69,000	67,620
Bingo Industries Ltd Term Loan (Australia)(a)	–	(c)	7/14/2028	68,825	63,664
DTI Holdco, Inc. 2022 Term Loan	–	(c)	4/26/2029	69,000	64,265
Element Materials Technology Group US
Holdings Inc. 2022 USD Delayed Draw Term Loan	–	(c)	7/6/2029	21,735	21,531

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
Element Materials Technology Group US Holdings Inc. 2022 USD Term Loan	–	(c)	7/6/2029	$47,093	$46,651
Harsco Corporation 2021 Term Loan	7.172% (1 Mo. Term SOFR + 2.25%)		3/10/2028	69,000	66,671
Magnite Inc Term Loan	9.953% - 10.24% (1 Mo. LIBOR + 5%) (6 Mo. LIBOR + 5%)		4/28/2028	138,000	132,825
Renaissance Holding Corp. 2018 2nd Lien Term Loan	11.84% (1 Mo. LIBOR + 7.00%)		5/29/2026	103,000	101,290
Service Logic Acquisition, Inc Term Loan	4.75% (3 Mo. LIBOR + 4.00%)		10/29/2027	69,000	68,051
Sophia, L.P. 2021 Term Loan B	8.659% (3 Mo. LIBOR + 3.50%)		10/7/2027	69,000	68,310
SRS Distribution Inc. 2022 Incremental Term Loan	8.157% (1 Mo. Term SOFR + 3.25%)		6/2/2028	34,000	32,870
Weld North Education, LLC 2021 Term Loan B	8.60% (1 Mo. LIBOR + 3.75%)		12/21/2027	69,000	68,842
Total					802,590

Services 1.00%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	8.898% (3 Mo. LIBOR + 4.00%)		7/30/2025	103,000	102,356

Software 1.33%
Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan	10.34% (1 Mo. LIBOR + 5.50%)		2/27/2026	68,992	66,858
CDK Global, Inc. 2022 USD Term Loan B	9.148% (3 Mo. Term SOFR + 4.25%)		7/6/2029	69,000	68,894
Total					135,752

Software/Services 0.67%
Peraton Corp. Term Loan B	8.59% (1 Mo. LIBOR + 3.75%)		2/1/2028	69,000	68,281

Support: Services 1.31%
KUEHG Corp. 2017 2nd Lien Term Loan	–	(c)	8/22/2025	138,000	133,917

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Technology Hardware & Equipment 0.58%
Atlas CC Acquisition Corp Term Loan B	9.402% (3 Mo. Term SOFR + 4.25%)	5/25/2028	$57,193	$49,471
Atlas CC Acquisition Corp Term Loan C	9.402% (3 Mo. Term SOFR + 4.25%)	5/25/2028	11,632	10,062
Total				59,533

Telecommunications 3.30%
Carriage Purchaser, Inc. 2021 Term Loan B	9.09% (1 Mo. LIBOR + 4.25%)	9/30/2028	69,000	66,273
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	9.34% (1 Mo. LIBOR + 4.50%)	2/4/2026	69,000	68,638
Kenan Advantage Group, Inc. 2021 Term Loan B1	8.59% (1 Mo. LIBOR + 3.75%)	3/24/2026	69,000	68,626
Northwest Fiber, LLC 2021 Term Loan	8.621% (1 Mo. Term SOFR + 3.75%)	4/30/2027	138,000	134,033
Total				337,570

Transportation 0.65%
AIT Worldwide Logistics, Inc 2021 Term Loan	9.451% (3 Mo. LIBOR + 4.75%)	4/6/2028	69,000	66,815

Utility 0.67%
Compass Power Generation LLC 2022 Term Loan B2	9.057% (1 Mo. Term SOFR + 4.25%)	4/14/2029	69,000	68,849
Total Floating Rate Loans (cost $11,539,397)				11,526,065
Total Long-Term Investments (cost $12,445,546)				12,426,677

SHORT-TERM INVESTMENTS 11.33%

REPURCHASE AGREEMENTS 11.33%
Repurchase Agreement dated 3/31/2023, 2.400% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $1,185,900 of When Issued U.S Treasury Note at 3.875% due 3/31/2025; value: $1,180,665; proceeds: $1,157,688; (cost $1,157,457)			1,157,457	1,157,457
Total Investments in Securities 132.96% (cost $13,603,003)				13,584,134
Borrowings (29.36)%				(3,000,000)
Other Assets and Liabilities – Net(e) (3.60)%				(367,204)
Net Assets 100.00%				$10,216,930

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2023

EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $711,226, which represents 6.96% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2023.
(c)	Interest Rate to be determined.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward currency exchange contracts and swap contracts as follows.

Total Return Swap Contracts at March 31, 2023:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/Unrealized Appreciation
Morgan Stanley	IBOXX	12-Month USD SOFR Index	12	Long	6/20/2023	$2,100	$34

*	iBoxx Leveraged Loan Index.
SOFR	Secured Overnight Financing Rate.

Forward Foreign Currency Exchange Contracts at March 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	6/13/2023	45,000	$47,884	$48,995	$(1,111)

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$96,703	$–	$96,703
Convertible Bonds	–	53,268	–	53,268
Corporate Bonds	–	750,641	–	750,641
Floating Rate Loans	–	11,526,065	–	11,526,065
Short-Term Investments
Repurchase Agreements	–	1,157,457	–	1,157,457
Total	$–	$13,584,134	$–	$13,584,134
Other Financial Instruments
Total Return Swap Contracts
Assets	$–	$34	$–	$34
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(1,111)	–	(1,111)
Total	$–	$(1,077)	$–	$(1,077)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	13

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Floating Rate High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on January 30, 2020. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 519,000 shares of common stock for $5,195,000 ($10.00 per share). The Fund commenced operations on January 5, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”) the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related

14

Notes to Schedule of Investments (unaudited)(continued)

market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

15

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2023, the Fund did not loan any securities.

16

QPHR-LA-FRHI-1Q
(05/23)